Share-Based Compensation - Summary of Restricted Share Units (Details) - 12 months ended Dec. 31, 2021 - Restricted Share Units - Employees and Directors ¥ / shares in Units, ¥ in Thousands	CNY (¥) ¥ / shares shares	$ / shares	CNY (¥) ¥ / shares shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of Share Units, Outstanding, December 31, 2020 | shares	95,094
Number of Share Units, Granted | shares	119,568
Number of Share Units, Exercised | shares	95,096
Number of Share Units, Outstanding, December 31, 2021 | shares	119,566
Number of Share Units, Vested and expected to vest at December 31, 2021 | shares			119,566
Weighted-Average grant-date Fair Value per Option, Outstanding, December 31, 2020 | ¥ / shares	¥ 20.37
Weighted-Average grant-date Fair Value per Option, Granted | ¥ / shares	13.92
Weighted-Average grant-date Fair Value per Option, Exercised | ¥ / shares	19.09
Weighted-Average grant-date Fair Value per Option, Outstanding, December 31, 2021 | ¥ / shares	¥ 14.94
Weighted-Average grant-date Fair Value per Option, Vested and expected to vest at December 31, 2021 | ¥ / shares			¥ 14.94
Weighted-Average grant-date Fair Value per Option, Exercisable at December 31, 2020 | $ / shares		$ 10.66
Weighted Average Remaining Contractual Term (Years), Outstanding	9 months 26 days
Weighted Average Remaining Contractual Term (Years), Vested and expected to vest at December 31, 2021	9 months 26 days
Aggregate Intrinsic Value, Outstanding, December 31, 2020 | ¥	¥ 3,751
Aggregate Intrinsic Value, Granted | ¥	0
Aggregate Intrinsic Value, Outstanding, December 31, 2021 | ¥	¥ 1,189
Aggregate Intrinsic Value, Vested and expected to vest at December 31, 2021 | ¥			¥ 1,189